Financial Instruments and Financial Risk Management - Summary of Unrealized Gains (Losses) on Risk Management Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ 18	$ 21
Natural gas
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	6	32
Energy exports
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	38	10
Crude oil and NGLs
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	1	4
NGL frac spread
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(13)	(5)
Power
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	9	(15)
Foreign exchange
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ (23)	$ (5)